Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 316	$ 438
Restricted cash	56	65
Inventory	474	418
Derivative instruments	148	141
Regulatory assets	165	138
Assets Held For Sale	53	0
Other current assets	1,620	1,326
Total current assets	2,832	2,526
Property, plant and equipment, net of accumulated depreciation and amortization of $8,567 and $7,824, respectively	18,712	16,995
Other assets
Deferred income taxes	175	138
Derivative instruments	19	112
Regulatory assets	1,404	1,273
Net investment in direct financing lease	475	481
Investments subject to significant influence	1,316	1,215
Goodwill	6,313	5,805
Other long term assets	291	261
Assets Held For Sale	777	0
Total other assets	10,770	9,285
Total assets	32,314	28,806
Current liabilities
Short-term debt	1,186	1,241
Current portion of long-term debt	1,119	741
Accounts payable	1,289	1,161
Derivative instruments	260	227
Regulatory liabilities	251	226
Other current liabilities	428	350
Liabilities associated with assets held for sale	20	0
Total current liabilities	4,553	3,946
Long-term liabilities
Long-term debt	14,292	13,140
Deferred income taxes	1,320	1,023
Derivative instruments	105	83
Regulatory liabilities	2,359	2,242
Pension and post-retirement liabilities	641	559
Other long-term liabilities	686	609
Total long-term liabilities	19,403	17,656
Commitments and contingencies
Equity
Common stock	5,816	5,601
Cumulative preferred stock	1,004	709
Contributed surplus	84	76
Accumulated other comprehensive Income	338	(165)
Retained earnings	1,075	891
Total Emera Incorporated equity	8,317	7,112
Non-controlling interest in subsidiaries	41	92
Total equity	8,358	7,204
Total liabilities and equity	$ 32,314	$ 28,806